Cover	Sep. 28, 2021
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 28, 2021
Entity File Number	001-39834
Entity Registrant Name	Clene Inc.
Entity Central Index Key	0001822791
Entity Tax Identification Number	85-2828339
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	6550 South Millrock Drive
Entity Address, Address Line Two	Suite G50
Entity Address, City or Town	Salt Lake City
Entity Address, State or Province	UT
Entity Address, Postal Zip Code	84121
City Area Code	(801)
Local Phone Number	676-9695
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Common Stock, par value US$0.0001 per share
Title of 12(b) Security	Common Stock, par value US$0.0001 per share
Trading Symbol	CLNN
Security Exchange Name	NASDAQ
Warrants, to acquire one-half of one share of Common Stock for $11.50 per share
Title of 12(b) Security	Warrants, to acquire one-half of one share of Common Stock for $11.50 per share
Trading Symbol	CLNNW
Security Exchange Name	NASDAQ